Organization and Business Description - Schedule of Consolidated Financial Statements of the Company (Details)	12 Months Ended
Jun. 30, 2025
ICZOOM [Member]
Schedule of Consolidated Financial Statements of the Company [Line Items]
Date of Formation	Jun. 18, 2015
Place of Incorporation	Cayman Islands
% of Ownership	100.00%
Principal Activities	Investment holding
ICZOOM HK [Member]
Schedule of Consolidated Financial Statements of the Company [Line Items]
Date of Formation	May 22, 2012
Place of Incorporation	Hong Kong
% of Ownership	100.00%
Principal Activities	Purchase of electronic components from overseas suppliers
Ehub [Member]
Schedule of Consolidated Financial Statements of the Company [Line Items]
Date of Formation	Sep. 13, 2012
Place of Incorporation	Hong Kong
% of Ownership	100.00%
Principal Activities	Purchase of electronic components from overseas suppliers
Hjet HK [Member]
Schedule of Consolidated Financial Statements of the Company [Line Items]
Date of Formation	Aug. 06, 2013
Place of Incorporation	Hong Kong
% of Ownership	100.00%
Principal Activities	Purchase of electronic components from overseas suppliers
Components Zone HK [Member]
Schedule of Consolidated Financial Statements of the Company [Line Items]
Date of Formation	May 19, 2020
Place of Incorporation	Hong Kong
% of Ownership	100.00%
Principal Activities	Investment holding
ICZOOM WFOE [Member]
Schedule of Consolidated Financial Statements of the Company [Line Items]
Date of Formation	Sep. 17, 2020
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activities	WFOE, Consultancy
Hjet Shuntong [Member]
Schedule of Consolidated Financial Statements of the Company [Line Items]
Date of Formation	Nov. 08, 2013
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activities	Investment holding
Hjet Supply Chain [Member]
Schedule of Consolidated Financial Statements of the Company [Line Items]
Date of Formation	Jul. 03, 2006
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activities	Order fulfilment
ICZOOM Shenzhen [Member]
Schedule of Consolidated Financial Statements of the Company [Line Items]
Date of Formation	Jul. 20, 2015
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activities	Sales of electronic components through B2B e-commerce platform
Hjet Logistics [Member]
Schedule of Consolidated Financial Statements of the Company [Line Items]
Date of Formation	May 31, 2013
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activities	Logistics and product shipping